Income Taxes (Tables)	12 Months Ended
Jun. 29, 2014
Provision (Benefit) for Income Taxes

The provision for income taxes consisted of the following (thousands of dollars):

	2014	2013	2012
Currently payable:
Federal	$4,811	$(561)	$2,116
State	252	185	219
Foreign	2,164	1,895	1,200
	7,227	1,519	3,535
Deferred tax provision	1,447	3,847	54
	$8,674	$5,366	$3,589

Difference Between Income Taxes Computed at the Federal Statutory Tax Rate and the Provision for Income Taxes

The items accounting for the difference between income taxes computed at the Federal statutory tax rate and the provision for income taxes were as follows:

	2014	2013	2012
US statutory rate	34.5%	34.0%	34.1%
State taxes, net of Federal tax benefit	1.0	2.0	(0.1)
Foreign subsidiaries	(0.9)	(2.2)	(3.7)
Non-controlling interest	(3.5)	(3.1)	(7.3)
Valuation allowance	—	(1.0)	—
Other	0.1	2.1	(0.3)
	31.2%	31.8%	22.7%

Components of Deferred Tax Assets and (Liabilities)

The components of deferred tax assets and (liabilities) were as follows (thousands of dollars):

	June 29, 2014	June 30, 2013
Deferred income taxes-current:
Repair and maintenance supply parts reserve	$216	$185
Payroll-related accruals	2,049	1,789
Environmental reserve	517	523
Inventory reserve	720	486
Allowance for doubtful accounts	185	185
Accrued warranty	966	703
Other	1,018	396
	$5,671	$4,267
Deferred income taxes-noncurrent:
Accrued pension obligations	$(11,741)	$(10,572)
Unrecognized pension and postretirement benefit plan liabilities	10,038	11,305
Accumulated depreciation	(4,967)	(4,256)
Stock-based compensation	692	854
Postretirement obligations	171	325
NOL/credit carry-forwards	143	159
Other	537	1,176
	$(5,127)	$(1,009)

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows for the years ended June 29, 2014 and June 30, 2013 (thousands of dollars):

	Year Ended
	June 29, 2014	June 30, 2013
Unrecognized tax benefits, beginning of year	$1,510	$1,541
Gross increases – tax positions in prior years	—	—
Gross decreases – tax positions in prior years	(215)	(47)
Gross increases – current period tax positions	59	51
Tax Years Closed	(65)	(35)
Unrecognized tax benefits, end of year	$1,289	$1,510